Share-based payments - Assumptions used to determine the fair value of option grants (Details)	3 Months Ended
Nov. 30, 2024 Y $ / shares
May 27, 2020
Share-based payments
Exercise price	$ 499.5
Market Price	$ 499.5
Expected volatility	84.00%
Risk-free interest rate	0.40%
Expected life | Y	5
May 27, 2020
Share-based payments
Exercise price	$ 375.3
Market Price	$ 499.5
Expected volatility	84.00%
Risk-free interest rate	0.40%
Expected life | Y	5
October 23, 2020
Share-based payments
Exercise price	$ 499.5
Market Price	$ 499.5
Expected volatility	97.00%
Risk-free interest rate	0.40%
Expected life | Y	5
November 24, 2020
Share-based payments
Exercise price	$ 2,199.15
Market Price	$ 1,759.05
Expected volatility	101.00%
Risk-free interest rate	0.40%
Expected life | Y	5
November 24, 2020
Share-based payments
Exercise price	$ 766.8
Market Price	$ 772.2
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	4
February 23, 2021
Share-based payments
Exercise price	$ 2,126.25
Market Price	$ 2,031.75
Expected volatility	103.00%
Risk-free interest rate	0.60%
Expected life | Y	5
May 14, 2021
Share-based payments
Exercise price	$ 766.8
Market Price	$ 772.2
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	3
July 14, 2021
Share-based payments
Exercise price	$ 1,248.75
Market Price	$ 1,216.35
Expected volatility	105.00%
Risk-free interest rate	0.70%
Expected life | Y	5
September 21, 2021
Share-based payments
Exercise price	$ 1,194.75
Market Price	$ 1,158.3
Expected volatility	106.00%
Risk-free interest rate	0.90%
Expected life | Y	5
January 22, 2022
Share-based payments
Exercise price	$ 762.75
Market Price	$ 745.2
Expected volatility	107.00%
Risk-free interest rate	1.50%
Expected life | Y	5
November 30, 2022
Share-based payments
Exercise price	$ 822.15
Market Price	$ 822.15
Expected volatility	107.00%
Risk-free interest rate	3.10%
Expected life | Y	5
December 1, 2022
Share-based payments
Exercise price	$ 787.05
Market Price	$ 787.05
Expected volatility	107.00%
Risk-free interest rate	3.00%
Expected life | Y	5
March 22, 2023
Share-based payments
Exercise price	$ 777.6
Market Price	$ 693.9
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	2
March 25, 2023
Share-based payments
Exercise price	$ 778.95
Market Price	$ 706.05
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	3
March 25, 2023
Share-based payments
Exercise price	$ 778.95
Market Price	$ 706.05
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	4
April 20, 2023
Share-based payments
Exercise price	$ 781.65
Market Price	$ 711.45
Expected volatility	75.00%
Risk-free interest rate	3.60%
Expected life | Y	5
December 29, 2023
Share-based payments
Exercise price	$ 612.43
Market Price	$ 199.8
Expected volatility	76.00%
Risk-free interest rate	3.10%
Expected life | Y	5
January 26, 2024
Share-based payments
Exercise price	$ 138.47
Market Price	$ 145.8
Expected volatility	76.00%
Risk-free interest rate	3.50%
Expected life | Y	5